Summary of Significant Accounting Policies (Details) ¥ in Millions			12 Months Ended					103 Months Ended
	Apr. 01, 2019	May 01, 2018	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for uncollectable balance amount			$ 446,527		$ 639,991
Inventory reserve			116,453		110,585
Deferred initial public offering costs					443,709
Payment for deferred offering costs amounted					441,064
Percentage of ownership interest			20.00%
Investment amount			$ 744,924	¥ 5	735,000	¥ 5
Investment income			30,827		21,820		26,741
Research and development expenses			5,465,662		583,125		618,437
Advertising expenses			$ 1,316,654		343,962		367,513
Percentage of vat rate			17.00%	17.00%
Comprehensive income amount			$ 617,145		$ 347,312		$ 274,091
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of vat rate	13.00%	16.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest								5.00%	5.00%
Investment amount								$ 700,000	¥ 5
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment for deferred offering costs amounted			$ 2,792,543